Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) PercentileRank	Dec. 31, 2023 USD ($) PercentileRank	Dec. 31, 2022 USD ($) PercentileRank	Dec. 31, 2021 USD ($) PercentileRank	Dec. 31, 2020 USD ($) PercentileRank
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v). Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the CD&A section of this Proxy Statement. For further information concerning the Company’s pay-for-performance philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to the CD&A section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(7)	Company-Selected Measure(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$15,400,343	($2,697,612)	$4,066,897	$1,803,424	$57.87	$118.20	($453,897,000)	One-Year Relative Total Shareholder Return Approximate Percentile Rank = 34th percentile
2023	$12,500,023	$14,224,215	$2,699,299	$3,119,211	$83.74	$118.87	($366,286,000)	One-Year Relative Total Shareholder Return Approximate Percentile Rank = 89th percentile
2022	$7,264,496	$9,536,336	$2,803,964	$2,735,368	$62.52	$113.65	($269,722,000)	One-Year Relative Total Shareholder Return Approximate Percentile Rank = 81st percentile
2021	$13,305,673	($2,596,842)	$3,834,223	$713,811	$50.37	$126.45	($28,597,000)	One-Year Relative Total Shareholder Return Approximate Percentile Rank = 41st percentile

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(7)	Company-Selected Measure(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2020	$10,963,040	$ 3,439,140	$5,450,933	$1,822,613	$93.59	$126.42	($479,743,000)	One-Year Relative Total Shareholder Return Approximate Percentile Rank = 35th percentile

(1)
The dollar amounts reported are the amounts of total compensation reported for Dr. Monia (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table on page 64 of this Proxy Statement.

(2)
The dollar amounts represent the amount of compensation actually paid to Dr. Monia, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Monia during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Dr. Monia’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$15,400,343	($13,313,894)	($4,784,061)	($2,697,612)
2023	$12,500,023	($10,116,777)	$11,840,969	$14,224,215
2022	$7,264,496	($5,586,119)	$7,857,959	$9,536,336
2021	$13,305,673	($11,986,030)	($3,916,485)	($2,596,842)
2020	$10,963,040	($9,620,555)	$2,096,655	$3,439,140

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$7,323,891	($16,393,996)	$4,286,044	$—	($4,784,061)
2023	$13,634,223	($3,371,063)	$1,577,809	$—	$11,840,969
2022	$5,731,326	$1,810,281	$503,613	($187,261)	$7,857,959
2021	$4,655,272	($7,885,945)	($621,017)	($64,795)	($3,916,485)
2020	$7,071,074	($4,319,642)	($654,778)	$—	$2,096,655

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Monia) in the “Total” column of the Summary Compensation Table of the Proxy Statement for each applicable year. The names of each of the NEOs (excluding Dr. Monia) included for purposes of calculating the average amounts in each applicable year are as follows:

(i)
For 2024, Elizabeth L. Hougen (EVP & CFO), Kyle Jenne (EVP, Chief Global Product Strategy Officer), Richard S. Geary (EVP, Chief Development Officer), and Patrick O’Neil (EVP, Chief Legal Officer and General Counsel).

(ii)
For 2023, Elizabeth L. Hougen (EVP & CFO), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer), Richard S. Geary (EVP, Chief Development Officer), and Eric Swayze (EVP, Research).

(iii)
For 2022, Elizabeth L. Hougen (EVP & CFO), Joseph T. Baroldi (EVP, Chief Business Officer), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer) and Richard S. Geary (EVP, Chief Development Officer).

(iv)
For 2021, Elizabeth L. Hougen (EVP & CFO), Patrick R. O’Neil (EVP, Chief Legal Officer and General Counsel), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer) and Eric Swayze (EVP, Research).

(v)	For 2020, Elizabeth L. Hougen (EVP & CFO), Stanley Crooke (Executive Chairman of the Board), Richard S. Geary (EVP, Chief Development Officer) and Patrick R. O’Neil (EVP, Legal and General Counsel).
(4)
The dollar amounts reported represent the average amount of compensation actually paid to the NEOs as a group (excluding Dr. Monia), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Monia) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Monia) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,066,897	($3,080,831)	$817,358	$1,803,424
2023	$2,699,299	($1,646,670)	$2,066,581	$3,119,211
2022	$2,803,964	($1,887,231)	$1,818,634	$2,735,368
2021	$3,834,223	($3,039,250)	($81,162)	$713,811
2020	$5,450,933	($4,484,784)	$856,465	$1,822,613

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$1,906,246	($1,156,374)	$67,486	$817,358
2023	$2,202,507	($211,215)	$75,289	$2,066,581
2022	$1,962,339	($164,642)	$20,938	$1,818,634
2021	$1,171,440	($1,216,952)	($35,650)	($81,162)
2020	$3,366,846	($2,476,142)	($34,239)	$856,465

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8)
One-year relative TSR shown is the percentile rank of the Company’s TSR as compared to the TSRs of all members of the Nasdaq Biotechnology Index, ranked in descending order, for the one-year period commencing on January 15th of the applicable year and ending January 15th of the following year, which time period is consistent with the one-year measurement period used in the PRSUs awarded in 2020-2024.

Company Selected Measure Name	One-Year Relative TSR Versus the NBI
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for Dr. Monia (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table on page 64 of this Proxy Statement.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Monia) in the “Total” column of the Summary Compensation Table of the Proxy Statement for each applicable year. The names of each of the NEOs (excluding Dr. Monia) included for purposes of calculating the average amounts in each applicable year are as follows:

(i)
For 2024, Elizabeth L. Hougen (EVP & CFO), Kyle Jenne (EVP, Chief Global Product Strategy Officer), Richard S. Geary (EVP, Chief Development Officer), and Patrick O’Neil (EVP, Chief Legal Officer and General Counsel).

(ii)
For 2023, Elizabeth L. Hougen (EVP & CFO), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer), Richard S. Geary (EVP, Chief Development Officer), and Eric Swayze (EVP, Research).

(iii)
For 2022, Elizabeth L. Hougen (EVP & CFO), Joseph T. Baroldi (EVP, Chief Business Officer), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer) and Richard S. Geary (EVP, Chief Development Officer).

(iv)
For 2021, Elizabeth L. Hougen (EVP & CFO), Patrick R. O’Neil (EVP, Chief Legal Officer and General Counsel), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer) and Eric Swayze (EVP, Research).

(v)	For 2020, Elizabeth L. Hougen (EVP & CFO), Stanley Crooke (Executive Chairman of the Board), Richard S. Geary (EVP, Chief Development Officer) and Patrick R. O’Neil (EVP, Legal and General Counsel).

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 15,400,343	$ 12,500,023	$ 7,264,496	$ 13,305,673	$ 10,963,040
PEO Actually Paid Compensation Amount	$ (2,697,612)	14,224,215	9,536,336	(2,596,842)	3,439,140
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts represent the amount of compensation actually paid to Dr. Monia, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Monia during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Dr. Monia’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$15,400,343	($13,313,894)	($4,784,061)	($2,697,612)
2023	$12,500,023	($10,116,777)	$11,840,969	$14,224,215
2022	$7,264,496	($5,586,119)	$7,857,959	$9,536,336
2021	$13,305,673	($11,986,030)	($3,916,485)	($2,596,842)
2020	$10,963,040	($9,620,555)	$2,096,655	$3,439,140

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$7,323,891	($16,393,996)	$4,286,044	$—	($4,784,061)
2023	$13,634,223	($3,371,063)	$1,577,809	$—	$11,840,969
2022	$5,731,326	$1,810,281	$503,613	($187,261)	$7,857,959
2021	$4,655,272	($7,885,945)	($621,017)	($64,795)	($3,916,485)
2020	$7,071,074	($4,319,642)	($654,778)	$—	$2,096,655

Non-PEO NEO Average Total Compensation Amount	$ 4,066,897	2,699,299	2,803,964	3,834,223	5,450,933
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,803,424	3,119,211	2,735,368	713,811	1,822,613
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of compensation actually paid to the NEOs as a group (excluding Dr. Monia), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Monia) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Monia) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,066,897	($3,080,831)	$817,358	$1,803,424
2023	$2,699,299	($1,646,670)	$2,066,581	$3,119,211
2022	$2,803,964	($1,887,231)	$1,818,634	$2,735,368
2021	$3,834,223	($3,039,250)	($81,162)	$713,811
2020	$5,450,933	($4,484,784)	$856,465	$1,822,613

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$1,906,246	($1,156,374)	$67,486	$817,358
2023	$2,202,507	($211,215)	$75,289	$2,066,581
2022	$1,962,339	($164,642)	$20,938	$1,818,634
2021	$1,171,440	($1,216,952)	($35,650)	($81,162)
2020	$3,366,846	($2,476,142)	($34,239)	$856,465

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The graph below shows the amount of compensation actually paid to Dr. Monia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Monia) against the Company’s cumulative TSR over the five years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The graph below shows the amount of compensation actually paid to Dr. Monia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Monia) and the Company’s net income over the five years presented in the table. As noted above, the Company does not use compensation actually paid to set executive compensation.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and One-Year Relative Total Shareholder Return (our Company-Selected Measure)
The graph below shows the amount of compensation actually paid to Dr. Monia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Monia) and the Company’s one-year relative total shareholder return shown as a percentile rank of the Company’s TSR as compared to the TSRs of all members of the Nasdaq Biotechnology Index for each of the five years presented in the table.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the NBI
The graph below shows the Company’s cumulative TSR over the five-year period against the cumulative TSR of the peer group presented for this purpose, the Nasdaq Biotechnology Index.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A, we design our executive compensation program to drive the creation of long-term stockholder value and mitigate unnecessary or imprudent business risk taking. To that end, we seek to structure our executive compensation program to align executive compensation with Company performance. The most important financial performance measures used by the Company in fiscal year 2024 to link executive compensation actually paid to the Company’s NEOs to the Company’s performance are listed in the table to the right.

Most Important Financial Performance Measures
Revenue
One-Year Relative TSR Versus the NBI
Whether We Met Our Non-GAAP Net Operating Loss Guidance

Total Shareholder Return Amount	$ 57.87	83.74	62.52	50.37	93.59
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (453,897,000)	$ (366,286,000)	$ (269,722,000)	$ (28,597,000)	$ (479,743,000)
Company Selected Measure Amount | PercentileRank	34	89	81	41	35
PEO Name	Dr. Monia	Dr. Monia	Dr. Monia	Dr. Monia	Dr. Monia
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2024	$7,323,891	($16,393,996)	$4,286,044	$—	($4,784,061)
2023	$13,634,223	($3,371,063)	$1,577,809	$—	$11,840,969
2022	$5,731,326	$1,810,281	$503,613	($187,261)	$7,857,959
2021	$4,655,272	($7,885,945)	($621,017)	($64,795)	($3,916,485)
2020	$7,071,074	($4,319,642)	($654,778)	$—	$2,096,655

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2024	$1,906,246	($1,156,374)	$67,486	$817,358
2023	$2,202,507	($211,215)	$75,289	$2,066,581
2022	$1,962,339	($164,642)	$20,938	$1,818,634
2021	$1,171,440	($1,216,952)	($35,650)	($81,162)
2020	$3,366,846	($2,476,142)	($34,239)	$856,465

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	One-Year Relative TSR Versus the NBI
Measure:: 3
Pay vs Performance Disclosure
Name	Whether We Met Our Non-GAAP Net Operating Loss Guidance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,313,894)	$ (10,116,777)	$ (5,586,119)	$ (11,986,030)	$ (9,620,555)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,784,061)	11,840,969	7,857,959	(3,916,485)	2,096,655
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,323,891	13,634,223	5,731,326	4,655,272	7,071,074
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,393,996)	(3,371,063)	1,810,281	(7,885,945)	(4,319,642)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,286,044	1,577,809	503,613	(621,017)	(654,778)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(187,261)	(64,795)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,080,831)	(1,646,670)	(1,887,231)	(3,039,250)	(4,484,784)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	817,358	2,066,581	1,818,634	(81,162)	856,465
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,906,246	2,202,507	1,962,339	1,171,440	3,366,846
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,156,374)	(211,215)	(164,642)	(1,216,952)	(2,476,142)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 67,486	$ 75,289	$ 20,938	$ (35,650)	$ (34,239)